Provisions for Legal Claims and Contingent Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	R$ 1,828,916	R$ 2,037,599
Provision for litigations, additions	375,226	343,808
Provision for litigations, reversals	(152,975)	(186,140)
Construction cost, additions/(rev.)	(12,217)	(25,945)
Monetary restatement	96,964	77,715
Additions to assets	10,471	(41,380)
Settlement	(345,138)	(373,616)
Transfers/others	(844,551)	(3,125)
Provisions for legal claims, ending	956,696	1,828,916
Current provisions	0	336,000	R$ 0
Provisions for legal claims	956,696	1,492,916	R$ 2,037,599
Tax [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	208,430	201,750
Provision for litigations, additions	13,588	9,671
Provision for litigations, reversals	(9,436)	(7,444)
Construction cost, additions/(rev.)	0	0
Monetary restatement	23,723	7,355
Additions to assets	0	0
Settlement	(19,073)	(15,955)
Transfers/others	0	13,053
Provisions for legal claims, ending	217,232	208,430
Tax [Member] | Cofins [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	133,371	123,564
Provision for litigations, additions	0	0
Provision for litigations, reversals	0	0
Construction cost, additions/(rev.)	0	0
Monetary restatement	10,460	9,807
Additions to assets	0	0
Settlement	0	0
Transfers/others	0	0
Provisions for legal claims, ending	143,831	133,371
Tax [Member] | Other provisions for legal claims [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	75,059	78,186
Provision for litigations, additions	13,588	9,671
Provision for litigations, reversals	(9,436)	(7,444)
Construction cost, additions/(rev.)	0	0
Monetary restatement	13,263	(2,452)
Additions to assets	0	0
Settlement	(19,073)	(15,955)
Transfers/others	0	13,053
Provisions for legal claims, ending	73,401	75,059
Labors [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	386,639	536,464
Provision for litigations, additions	157,965	103,916
Provision for litigations, reversals	(84,258)	(65,292)
Construction cost, additions/(rev.)	0	0
Monetary restatement	6,358	43,877
Additions to assets	0	(91)
Settlement	(159,619)	(231,859)
Transfers/others	0	(376)
Provisions for legal claims, ending	307,085	386,639
Employee Benefits [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	37,516	30,126
Provision for litigations, additions	7,951	12,234
Provision for litigations, reversals	(1,311)	(4,328)
Construction cost, additions/(rev.)	0	0
Monetary restatement	0	0
Additions to assets	0	0
Settlement	(3,687)	(516)
Transfers/others	0	0
Provisions for legal claims, ending	40,469	37,516
Civil [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	1,188,593	1,260,766
Provision for litigations, additions	189,806	134,279
Provision for litigations, reversals	(52,936)	(24,312)
Construction cost, additions/(rev.)	(12,217)	(25,945)
Monetary restatement	66,158	25,894
Additions to assets	10,471	(41,289)
Settlement	(162,365)	(124,998)
Transfers/others	(844,551)	(15,802)
Provisions for legal claims, ending	382,959	1,188,593
Civil [Member] | Civil And Administrative Claims [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	954,667	958,111
Provision for litigations, additions	188,730	124,092
Provision for litigations, reversals	(47,880)	(19,763)
Construction cost, additions/(rev.)	0	0
Monetary restatement	67,389	26,818
Additions to assets	(269)	278
Settlement	(150,812)	(119,067)
Transfers/others	(843,600)	(15,802)
Provisions for legal claims, ending	168,225	954,667
Civil [Member] | Easements [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	114,125	138,724
Provision for litigations, additions	286	1,748
Provision for litigations, reversals	(1,977)	0
Construction cost, additions/(rev.)	(15,308)	(21,596)
Monetary restatement	0	0
Additions to assets	2,065	1,133
Settlement	(1,220)	(5,884)
Transfers/others	0	0
Provisions for legal claims, ending	97,971	114,125
Civil [Member] | Expropriations And Property [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	112,764	154,912
Provision for litigations, additions	528	6,856
Provision for litigations, reversals	(2,074)	(1,461)
Construction cost, additions/(rev.)	3,091	(4,349)
Monetary restatement	200	(535)
Additions to assets	8,675	(42,700)
Settlement	(10,198)	41
Transfers/others	(951)	0
Provisions for legal claims, ending	112,035	112,764
Civil [Member] | Customers [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	2,444	3,750
Provision for litigations, additions	160	319
Provision for litigations, reversals	(198)	(1,676)
Construction cost, additions/(rev.)	0	0
Monetary restatement	(1,365)	0
Additions to assets	0	0
Settlement	(135)	51
Transfers/others	0	0
Provisions for legal claims, ending	906	2,444
Civil [Member] | Environmental [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	4,593	5,269
Provision for litigations, additions	102	1,264
Provision for litigations, reversals	(807)	(1,412)
Construction cost, additions/(rev.)	0	0
Monetary restatement	(66)	(389)
Additions to assets	0	0
Settlement	0	(139)
Transfers/others	0	0
Provisions for legal claims, ending	3,822	4,593
Regulatory [Member]
Disclosure of fair value measurement of liabilities [line items]
Provisions for legal claims, beginning	7,738	8,493
Provision for litigations, additions	5,916	83,708
Provision for litigations, reversals	(5,034)	(84,764)
Construction cost, additions/(rev.)	0	0
Monetary restatement	725	589
Additions to assets	0	0
Settlement	(394)	(288)
Transfers/others	0	0
Provisions for legal claims, ending	R$ 8,951	R$ 7,738